Leases - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Lease, Liability [Abstract]
Remainder of 2021	$ 243
2022	562
2023	471
2024	430
Total operating lease payments	1,706
Less portion representing imputed interest	(128)
Total lease liabilities	1,578	$ 726
Less current portion	507	494	$ 528
Long-term portion	1,071
Operating Lease, Liability [Abstract]
2021		540
2022		241
2023		20
Total operating lease payments		801
Less portion representing imputed interest		(75)
Total operating lease liabilities	1,487	726	1,188	$ 1,000
Less current portion	474	494	528
Long-term portion	$ 1,013	$ 232	$ 660